Common shares (Details) - Shares Issued - USD ($) $ / shares in Units, $ in Millions						12 Months Ended
	Nov. 30, 2020	Nov. 13, 2020	Oct. 05, 2020	Jun. 05, 2020	Aug. 02, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Issue of common shares (in shares)	10,000,000		51,886,793	46,153,846		108,040,639	5,750,000
Price per share $	$ 0.53		$ 0.53	$ 0.65	$ 9.30
Gross proceeds	$ 5.3	$ 5.3	$ 27.5	$ 30.0		$ 62.8	$ 53.5	$ 250.0
IPO
Class of Stock [Line Items]
Issue of common shares (in shares)					5,000,000
Gross proceeds					$ 46.5
Over-Allotment Option
Class of Stock [Line Items]
Issue of common shares (in shares)					750,000
Gross proceeds					$ 7.0